TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 4,868	$ 1,709	$ 437
Increases related to prior years’ tax positions		175	209
Decrease related to prior years’ tax positions	(287)
Increase related to current years’ tax positions	1,635	2,984	1,063
Ending balance	$ 6,216	$ 4,868	$ 1,709